Long-term debt and other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-term debt and other financial liabilities - Long -term debt (Table)

Facility	June 30, 2022	December 31, 2021
Loans	1,310,130	1,380,648
Less: Deferred finance costs, net	(6,767)	(7,461)
Total long-term debt	1,303,363	1,373,187
Less: Current portion of debt	(193,685)	(175,062)
Add: Deferred finance costs, current portion	2,082	2,126
Long-term debt, net of current portion and deferred finance costs	1,111,760	1,200,251

Long-term debt and other financial liabilities - Weighted-Average Interest Rates (Table)
Three months ended June 30, 2022	2.75%	Six months ended June 30, 2022	2.44%
Three months ended June 30, 2021	2.05%	Six months ended June 30, 2021	2.08%

Long - term debt and other financial liabilities - Schedule of Principal Payments (Table)

Period/ Year	Amount
July to December 2022	92,304
2023	218,949
2024	280,551
2025	251,068
2026	196,560
2027 and thereafter	270,698
1,310,130

Long - Term Debt and other financial liabilities - Other financial liabilities, net (Table)

	June 30, 2022	December 31, 2021
Other financial liabilities	174,905	—
Less: Deferred finance costs, net	(2,544)	—
Total other financial liabilities	172,361	—
Less: Current portion of other financial liabilities	(9,328)	—
Add: Deferred finance costs, current portion	356	—
Other financial liabilities, net of current portion and deferred finance costs	163,389	—

Long -Term Debt and other financial liabilities - Schedule of annual lease liability (Table)

Period/ Year	Amount
July to December 2022	4,664
2023	9,328
2024	9,328
2025	9,328
2026	9,328
2027 and thereafter	132,929
174,905